Summary of Significant Accounting Policies (Details) (USD $)	2 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Inflation Rate Threshold To Determine a Highly Inflationary Economy					100.00%
Net Monetary Assets in Venezuela					$ 62,000,000
Debt, Long-term and Short-term, Combined Amount					2,237,800,000
Cash and cash equivalents		718,500,000			998,300,000	718,500,000	471,200,000	629,700,000
Acquisition inventory valuation					0	0	7,000,000
Capitalized Computer Software, Net [Abstract]
Capitalized Computer Software, Amortization					2,000,000	2,700,000	5,200,000
Property, Plant and Equipment [Abstract]
Depreciation expense					164,700,000	136,700,000	154,500,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					13 years
Prior restructuring	1,200,000	300,000	400,000	(7,600,000)	0	(6,800,000)	79,000,000
Debt Covered By Interest Rate Swap Agreements [Member]
Debt, Long-term and Short-term, Combined Amount					99,000,000
Minimum [Member]
Property, Plant and Equipment [Abstract]
Finite-Lived Intangible Asset, Useful Life					5 years
Minimum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life					3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life					2 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life					3 years
Maximum [Member]
Property, Plant and Equipment [Abstract]
Finite-Lived Intangible Asset, Useful Life					20 years
Maximum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life					7 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life					25 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life					30 years
Restructuring Plan 2013 [Member]
Property, Plant and Equipment [Abstract]
Prior restructuring					139,300,000
Asset Impairments [Member] | Restructuring Plan 2013 [Member]
Property, Plant and Equipment [Abstract]
Prior restructuring					19,300,000
Accelerated Depreciation [Member] | Restructuring Plan 2013 [Member]
Property, Plant and Equipment [Abstract]
Prior restructuring					23,600,000
Impairment and Accelerated Depreciation [Member] | Restructuring Plan 2013 [Member]
Property, Plant and Equipment [Abstract]
Prior restructuring					42,900,000
Commodity Contract [Member]
Outstanding derivative contracts					$ 0